Credit Risk (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of credit risk exposure [abstract]
Disclosure of Exposures to Credit Risk by Segment	Exposures to credit risk arise in our business segments from:

Retail & Business Banking	Consumer Finance	Corporate & Commercial Banking	Corporate Centre
In Mortgages:
–Residential mortgages for customers
with good credit quality (prime lending).
–We provide these mostly for owner-
occupiers, with buy-to-let mortgages for
non-professional landlords.
In Everyday Banking:
–Unsecured lending to individuals, such
as loans, credit cards and overdrafts.
–Unsecured lending to businesses with
annual turnover up to £6.5m and simpler
borrowing needs such as loans, credit
cards and overdrafts.

–Financing for cars, vans, motorbikes and
leisure vehicles through Santander
Consumer (UK) plc (SCUK).
–Through our joint ventures, Hyundai
Capital UK Ltd and Volvo Car Financial
Services UK Limited, we provide retail
point of sale customer finance and
wholesale finance facilities (stock
finance).

–Loans, overdrafts, treasury services,
invoice finance, trade and supplier
finance.
–We provide these to SMEs and mid-
sized corporates typically with annual
turnover up to £500m, Commercial Real
Estate and Social Housing customers.

–Asset and liability management of our
balance sheet.
–Exposures include financial institutions
(derivatives and other treasury
products), structured products, and
sovereign and supranational assets
chosen for diversification and liquidity.

Disclosure of Type of Credit Risk Mitigation by Portfolio	The types of credit risk mitigation, including collateral, across each of our portfolios are:

Portfolio	Description
Residential mortgages
Collateral is in the form of a first legal charge over the property. Before we grant a mortgage, the property is valued either by a surveyor or using automated valuation methodologies where our confidence in the accuracy of this method is high.

Unsecured lending to individuals	There is no collateral or security tied to the loan that can be used to mitigate any potential loss if the customer does not pay us back.
Unsecured lending to businesses
Business banking lending is unsecured. When lending to incorporated businesses, we typically obtain personal guarantees from each director, but we do not treat these as collateral. We consider the UK Government guarantee under its Coronavirus Loan Schemes as collateral, covering 100% of losses for the Bounce Back Loan Scheme (BBLS).

The type of credit risk mitigation, including collateral, is:

Portfolio	Description
Consumer (auto) finance
Collateral is in the form of legal ownership of the vehicle for most loans, with the customer being the registered keeper. Only a very small proportion of business is underwritten as a personal loan. In these cases, there is no collateral or security tied to the loan. We use a leading vehicle valuation company to assess the LTV at the proposal stage to ensure the value of the vehicle is appropriate.

The types of credit risk mitigation, including collateral, across each of our portfolios are as follows. In addition, from time to time, we may take credit insurance over individual transactions, and at a portfolio level we execute significant risk transfer transactions, which typically also result in reducing RWAs.

Portfolio	Description
SME and mid corporate
Includes secured and unsecured lending. We can take mortgage debentures or a first charge on commercial property as collateral. Before agreeing the loan, we obtain an independent professional valuation of the property. Loan agreements typically allow us to obtain revaluations during the term of the loan. We can also take guarantees, but we do not treat them as collateral unless they are supported by a tangible asset charged to us. We also lend against assets (like vehicles and equipment) and invoices for some customers. We value assets before we lend. For invoices, we review the customers' ledgers regularly and lend against debtors who meet agreed criteria.

Commercial Real Estate (CRE)
We take a first charge on commercial property as collateral. The loan is subject to criteria such as the property condition, age and location, tenant quality, lease terms and length, and the sponsor’s experience and creditworthiness. Before advancing the loan, and where appropriate, a bank representative visits the property. We also obtain an independent professional valuation which typically includes a site visit. Loan agreements typically allow us to obtain revaluations during the term of the loan.

Social Housing
We take a first charge on portfolios of residential real estate owned and let by UK Housing Associations as collateral, in most cases. We revalue this every three to five years (in line with industry practice), using the standard methods for property used for Social Housing.

The types of credit risk mitigation, including collateral, across each of our portfolios are as follows. In addition, from time to time, we may take credit insurance over individual transactions, and at a portfolio level we execute significant risk transfer transactions, which typically reduce RWAs.

Portfolio	Description
Sovereign and Supranational	In line with market practice, there is no collateral against these assets.
Structured Products
These are our High Quality Liquid Assets (HQLA) in our Eligible Liquidity Pool. They are mainly Asset Backed Securities (ABS) and covered bonds, which hold senior positions in the creditor hierarchy. Their credit rating reflects over-collateralisation in the structure and the assets that underpin their cash flows.

Financial Institutions
We use standard legal agreements to reduce credit risk via netting and collateralisation on derivatives, repos and reverse repos, and stock borrowing/lending. We also reduce risk by clearing trades through central counterparties (CCPs) where possible.

Disclosure of Types of Forbearance	The main types of forbearance we offer are:

Action	Description
Term extension
We can extend the loan term, making each monthly payment smaller. We may offer this if the customer is in arrears or up to date with payments but shows signs of financial difficulties. We may also offer this if the loan is about to mature and refinancing is not possible on market terms. In selected instances, we may offer term extensions for interest only loans that are past the point of product maturity. This will typically be where no viable repayment solution has been identified for the outstanding capital balance, and legal enforcement activity is not deemed to be appropriate to the customer's circumstances.

Interest-only
Historical conversions to interest-only repayment plans due to financial difficulties are classed as forborne.
For corporate customers, interest-only concessions are considered on a case by case basis. Concessions are only granted if the nature of the financial difficulties is assessed to be temporary. Counterparties are expected to recover in full and resume making full capital and interest payments once they are in a stronger financial position.

Other payment rescheduling, including capitalisation
For retail mortgage customers, we may add the arrears to the mortgage balance (this is known as capitalisation) if they cannot afford to increase their monthly payment to pay off their arrears in a reasonable time but have been making their monthly payments, usually for at least six months. We can capitalise property charges due to a landlord. We pay them for the customer to avoid the lease being forfeited, although these are not classed as forbearance. We may combine this help with term extensions and, in the past, interest-only concessions. In certain exceptional cases, we may offer interest rate concessions. We may agree an arrangement to pay less than the Contractual Monthly Payment (including zero) for a short period of time where they are experiencing temporary financial difficulties, or to pay more than the Contractual Monthly Payment in order to pay back accrued arrears.
For credit card and bank account customers, we may agree to suspend fees and/or interest for a short period of time where they are experiencing temporary financial difficulties. A refinance of a personal loan over a longer term to reduce the contractual monthly payment may be agreed, where a customer is showing signs of financial difficulties. The interest rate remains the same, or the closest lower rate available.
For corporate customers, we may lower or stop their payments until they have time to recover. We may reschedule payments to better match the customer’s cash flow – for example if the business is seasonal - or provide a temporary increase in facilities to cover peak demand ahead of their trading improving. We might do this by arrears capitalisation or drawing from an overdraft. We may also offer to provide new facilities, interest rate concessions and interest roll-up. In rare cases, we agree to forgive or reduce part of the debt.

	Exit from	Conditions to be met
Cure	Non-performing to Performing / Stage 3 to Stage 2	For an account classified as non-performing forbearance/Stage 3 to exit, all the following conditions must be met:
–If the account was classed as Stage 3 due to being more than 90 days past due, then the account should be 90 days or less past due
–If the account was classed as Stage 3 due to being unlikely to pay, then the account should no longer be deemed unlikely to pay
–The customer has no other material default debt with us more than 90 days past due.
–Account has exited its forbearance trigger for 12 consecutive months
If all the conditions are met, the account is re-classed as Stage 2 forbearance until the Stage 2 forbearance exit conditions set out below are also met
	Performing forbearance to Non- Forborne / Stage 2 to Stage 1	For an account classified as forbearance/Stage 2 to exit, all the following conditions must be met:
–The account is no longer in arrears, and the customer has no other material debts with us which are more than 30 days in arrears
–The account no longer triggers SICR
–The account has been classed as Stage 2 for at least two years since the end of the latest forbearance strategy

Disclosure of Other Ways to Manage Debt when Cutomer are in Financial Difficulty	When customers are in financial difficulty, we can also manage debt in other ways, depending on the facts of the specific case:

Action	Description
Waiving or changing covenants
If a borrower breaks a covenant, we can either waive it or change it, taking their latest and future financial position into account. We may also add a condition on the use of any surplus cash (after operating costs) to pay down their debt to us.

Asking for more collateral or guarantees
If a borrower has unencumbered assets, we may accept more collateral in return for revised financing terms. We may also take a guarantee from companies in the same group and/or major shareholders. We only do this where we believe the guarantor can meet their commitment.

Asking for more equity
Where a borrower can no longer pay the interest on their debt, we may accept fresh equity capital from new or existing investors to change the capital structure in return for better terms on the existing debt.

Disclosure of Key Metrics to Measure and Control Credit Risk	We use a number of key metrics to measure and control credit risk, as follows:

Metric	Description
Expected Credit Loss (ECL)
ECL tells us what credit risk is expected to cost us either over the next 12 months or over the lifetime of the exposure where there is evidence of a SICR since origination. We explain how we calculate ECL below.

Stages 1, 2 and 3
We assess each facility’s credit risk profile to determine which Stage to allocate them to, and we monitor where there is a SICR and transfers between the Stages, including monitoring of coverage ratios for each Stage.

Stage 3 ratio
The Stage 3 ratio is the sum of Stage 3 drawn and Stage 3 undrawn assets divided by the sum of total drawn assets and Stage 3 undrawn assets.
The Stage 3 ratio is a key indicator used to monitor underlying asset performance.

Expected Loss (EL) (unaudited)
EL is based on the CRD IV regulatory capital rules and gives us another view of credit risk. It is the product of the probability of default, exposure at default and loss given default, and we include direct and indirect costs. We base it on our risk models and our assessment of each customer’s credit quality. The rest of the Risk review, impairments, losses and loss allowances refer to calculations in accordance with IFRS, unless we specifically say they relate to CRD IV. For our IFRS impairment accounting policy, see Note 1 to the Consolidated Financial Statements.

Schedule of Macroeconomic Assumptions for Each Five Scenarios	Our macroeconomic assumptions and their evolution throughout the forecast period for each of the scenarios at 31 December 2025 were:

Economic scenarios[1]		Upside	Base case	Downside 1	Downside 2	Weighted
		%	%	%	%	%
GDP	2024 (actual)	1.1	1.1	1.1	1.1	1.1
	2025	1.5	1.4	1.3	1.3	1.4
	2026	1.7	1.0	(0.4)	(3.3)	0.3
	2027	2.3	1.4	—	(1.0)	0.9
	2028	2.5	1.4	0.4	1.4	1.3
	2029	2.6	1.5	0.4	1.4	1.4
	2030	2.7	1.5	0.7	1.4	1.5
	Start to trough[2]	n/a	n/a	(0.7)	(5.0)	n/a
	5-year average increase/decrease[3]	2.3	1.4	0.2	(0.1)	n/a
Bank Rate	2024 (actual)	4.75	4.75	4.75	4.75	4.75
	2025	3.75	3.75	3.75	3.75	3.75
	2026	3.00	3.25	4.50	2.00	3.40
	2027	3.00	3.25	3.25	1.50	3.04
	2028	3.00	3.25	3.25	2.50	3.14
	2029	3.00	3.25	3.25	2.75	3.16
	2030	3.00	3.25	3.25	3.00	3.19
	5-year end period	3.00	3.25	3.25	3.00	n/a
	5-year peak	3.75	3.75	4.50	3.75	3.79
HPI	2024 (actual)	4.0	4.0	4.0	4.0	4.0
	2025	2.3	1.5	0.1	0.3	1.2
	2026	4.1	2.5	(5.3)	(12.1)	(0.6)
	2027	4.5	3.0	(4.4)	(11.9)	0.2
	2028	4.5	3.0	0.7	(4.9)	2.1
	2029	4.5	3.0	3.4	7.2	3.7
	2030	4.5	3.0	4.4	7.1	3.9
	Start to trough[2]	n/a	n/a	(10.2)	(28.0)	(0.3)
	5-year average increase/decrease[3]	4.4	2.9	(0.7)	(3.7)	n/a
Unemployment	2024 (actual)	4.4	4.4	4.4	4.4	4.4
	2025	4.7	4.8	5.1	5.2	4.9
	2026	4.7	4.9	5.7	6.8	5.3
	2027	4.1	4.7	5.8	8.5	5.3
	2028	4.0	4.4	5.8	7.9	5.0
	2029	4.0	4.3	5.9	7.1	4.9
	2030	4.0	4.3	6.0	6.4	4.9
	5-year end period	4.0	4.3	6.0	6.4	n/a
	5-year peak	4.7	4.9	6.0	8.5	5.3
CRE price growth	2024 (actual)	0.5	0.5	0.5	0.5	0.5
	2025	2.1	1.7	(0.2)	(0.8)	1.0
	2026	6.7	2.2	(3.1)	(16.8)	(0.3)
	2027	5.8	2.5	(1.9)	(7.2)	1.2
	2028	3.6	2.2	(0.8)	2.5	1.8
	2029	4.0	1.9	0.3	3.0	2.0
	2030	2.3	1.5	2.4	3.9	2.1
	Start to trough[2]	n/a	n/a	(6.7)	(24.1)	(0.1)
	5-year average increase/decrease[3]	4.6	2.2	(0.9)	(3.8)	n/a
1Our Q4-25 forecast used for ECL calculation. GDP is the calendar year annual growth rate. HPI and CRE price growth is Q4 annual growth rate and all other data points are at 31 December in the year indicated.
2GDP, HPI and CRE start is taken from level at Q3-25.
3This is the compound annual growth rate (CAGR) based on a 5-year period which represents an average annualised growth rate.
The table below sets out our macroeconomic assumptions and their evolution throughout the forecast period for each of the scenarios at 31 December 2024:

Economic scenarios[1]		Upside	Base case	Downside 1	Downside 2	Weighted
		%	%	%	%	%
GDP	2023 (actual)	0.3	0.3	0.3	0.3	0.3
	2024	0.9	0.9	0.8	0.4	0.8
	2025	2.0	1.4	(0.4)	(3.4)	0.6
	2026	2.5	1.6	0.3	(0.9)	1.2
	2027	2.5	1.4	0.9	1.3	1.4
	2028	2.5	1.4	1.0	2.8	1.6
	2029	2.5	1.4	1.1	2.8	1.6
	Start to trough[2]	n/a	n/a	(0.7)	(5.2)	n/a
	5-year average increase/decrease[3]	2.4	1.5	0.6	0.3	n/a
Bank Rate	2023 (actual)	5.25	5.25	5.25	5.25	5.25
	2024	4.75	4.75	4.75	4.75	4.75
	2025	3.25	3.75	4.50	2.25	3.71
	2026	3.00	3.50	3.25	1.50	3.16
	2027	3.00	3.25	3.00	2.50	3.08
	2028	3.00	3.25	3.00	2.75	3.10
	2029	3.00	3.25	3.00	3.00	3.13
	5-year end period	3.00	3.25	3.00	3.00	n/a
	5-year peak	4.75	4.75	4.75	4.75	4.75
HPI	2023 (actual)	(0.7)	(0.7)	(0.7)	(0.7)	(0.7)
	2024	4.8	4.5	2.0	1.3	3.6
	2025	4.3	3.0	(5.8)	(20.1)	(1.2)
	2026	4.7	3.0	(3.7)	(14.7)	0.3
	2027	4.6	3.0	2.9	5.8	3.4
	2028	4.5	3.0	4.4	9.6	4.0
	2029	4.6	3.0	4.6	7.7	4.0
	Start to trough[2]	n/a	n/a	(10.1)	(33.0)	(0.8)
	5-year average increase/decrease[3]	4.7	3.2	n/a	(3.7)	n/a
Unemployment	2023 (actual)	3.8	3.8	3.8	3.8	3.8
	2024	4.4	4.3	4.4	4.4	4.4
	2025	4.1	4.4	5.2	8.3	4.9
	2026	4.0	4.2	5.5	8.2	4.9
	2027	4.0	4.2	5.5	7.6	4.8
	2028	4.0	4.2	5.5	7.0	4.8
	2029	4.0	4.2	5.5	6.4	4.7
	5-year end period	4.0	4.2	5.5	6.4	n/a
	5-year peak	4.4	4.4	5.5	8.5	4.9
CRE price growth	2023 (actual)	(5.6)	(5.6)	(5.6)	(5.6)	(5.6)
	2024	0.4	(0.1)	(2.3)	(2.7)	(0.9)
	2025	5.7	2.5	(5.5)	(14.9)	(0.7)
	2026	5.2	2.8	1.7	(8.5)	2.0
	2027	2.9	2.5	2.0	4.4	2.6
	2028	3.3	2.2	1.8	3.8	2.4
	2029	3.0	2.1	2.4	3.4	2.4
	Start to trough[2]	n/a	n/a	(7.4)	(24.7)	(1.2)
	5-year average increase/decrease[3]	4.0	2.3	(0.1)	(3.3)	n/a
1Our Q4-24 forecast used for ECL calculation. GDP is the calendar year annual growth rate. HPI and CRE price growth is Q4 annual growth rate and all other data points are at 31 December in the year indicated.
2GDP. HPI and CRE start is taken from level at Q3-24.
3This is the compound annual growth rate (CAGR) based on a 5-year period which represents an average annualised growth rate.
Disclosure of Scenario Weights Applied To Scenarios	The scenario weights we applied for 2025 and 2024 were:

	Upside	Base case	Downside 1	Downside 2	Weighted
Scenario weights	%	%	%	%	%
2025	15	50	25	10	100
2024	15	50	25	10	100

Disclosure of Definition of Default by Segment	We define a financial instrument as in default (i.e. credit impaired) for the purpose of calculating ECL if it is more than three months past due, or if we have data that suggests the customer is unlikely to pay. The data we have on customers varies across our business segments. It typically includes where:

Retail & Business Banking and Consumer Finance
–They have been reported bankrupt or insolvent and are in arrears
–The loan term has ended, and the customer has not repaid the principal in full after three months.
–They have had forbearance while in default and have failed to perform under the new arrangement terms, or have had multiple forbearance. Performing forborne accounts while not in default are reported in Stage 2

–We have suspended their fees and interest because they are in financial difficulties
–We have repossessed the property or the asset.
Corporate & Commercial Banking and Corporate Centre
–They have had a winding up notice issued, or something happens that is likely to trigger insolvency – such as another lender calls in a loan
–Something happens that makes them less likely to be able to pay us – such as they lose an important client or contract
–They have regularly missed or delayed payments, even though they have not gone over the three-month limit for default
–Their loan is unlikely to be refinanced or repaid in full on maturity
–Their loan has an excessive LTV that is unlikely to be resolved, such as by a change in planning policy, pay-downs, or increase in market value
–Loans restructured under financial difficulties, classified as forborne transactions, in last 12 months.

Disclosure of Quantitative Criteria to Identify When Exposure Has Increased Credit Risk	The criteria for 2025 and 2024 were: accounts above the lower absolute PD thresholds below, where the PD has doubled since origination, are treated as Stage
2. Any account above the upper threshold (i.e. 20%) is also treated as Stage 2:

Retail & Business Banking				Consumer Finance[2]	Corporate & Commercial Banking	Corporate Centre
Mortgages	Unsecured Lending[1]
	Personal loans	Credit cards	Overdrafts
30bps	30bps	30bps	30bps	300bps	30bps	Internal rating method
1For larger business banking customers, we apply the same criteria as we use for CCB. Credit cards and Overdrafts lower PD thresholds aligned with the rest of Everyday Banking for consistency.
2Consumer Finance use the comparison of lifetime PDs to determine Stage allocation, unlike other products which first turn the lifetime PD into an average yearly PD (annualised) and then do the comparison. In addition, Consumer Finance does not apply the upper absolute PD threshold criteria.

Disclosure of Qualitative Criteria to Identify When Exposure Has Increased Credit Risk	We also use qualitative criteria to identify where an exposure has increased in credit risk, independent of changes in PD. The criteria for 2025 and 2024 were:

Retail & Business Banking				Consumer Finance	Corporate & Commercial Banking	Corporate Centre
Mortgages	Unsecured Lending[1]
	Personal loans	Credit cards	Overdrafts
–In forbearance –Default in last 24m –30 Days Past Due (DPD) in last 12m –Bankrupt –£100+ arrears –Over-indebted customers –Interest Only accounts 24m pre-maturity	–In Collections –Default in last 12m –£50+ arrears	–In forbearance –Default in last 12m –In Collections –£100+ arrears –Behaviour score indicators	–Fees suspended –Default in last 12m –Debit dormant >35 days –Any excess in month	–In forbearance –Deceased or Insolvent –Court ‘Return of goods’ order or Police watchlist –Agreement terminated –Payment holiday –Cash Collection	–In forbearance –Default in last 12m –Watchlist: proactive management –Default at proxy origination –Customers in a high- risk sector	–Watchlist: proactive management
1For larger business banking customers, we apply the same criteria that we use for Corporate & Commercial Banking.

Disclosure of ECL by Segment

	Retail & Business Banking
		Everyday Banking		Consumer Finance	Corporate & Commercial Banking	Corporate Centre	Total
	Mortgages	Credit Cards	Other
2025	£m	£m	£m	£m	£m	£m	£m
Modelled ECL	104	160	115	74	110	—	563
Individually assessed	8	—	—	—	180	—	188
ECL before Judgemental Adjustments	112	160	115	74	290	—	751
Judgemental Adjustments
Affordability and Cost of Living	2	—	6	—	1	—	9
Adjustments to modelled forecast parameters	23	(5)	13	(11)	5	—	25
Corporate single large exposure	—	—	—	—	27	—	27
Total Judgemental Adjustments	25	(5)	19	(11)	33	—	61
Total ECL	137	155	134	63	323	—	812
Total JAs as a percentage of Total ECL (%)							8

2024	£m	£m	£m	£m	£m	£m	£m
Modelled ECL	127	149	122	69	142	—	609
Individually assessed	6	—	—	—	162	—	168
ECL before Judgemental Adjustments	133	149	122	69	304	—	777
Judgemental Adjustments
Affordability and Cost of Living	11	—	6	—	14	—	31
Adjustments to modelled forecast parameters	28	1	8	—	—	—	37
Corporate single large exposure	—	—	—	—	24	—	24
Total Judgemental Adjustments	39	1	14	—	38	—	92
Total ECL	172	150	136	69	342	—	869
Total JAs as a percentage of Total ECL (%)							11

Disclosure of Base Expected Credit Losses to Probability Weighted Estimated Credit Losses

	Upside	Base case	Downside 1	Downside 2	Weighted
2025	£m	£m	£m	£m	£m
Exposure	293,493	293,493	293,493	293,493	293,493
Retail & Business Banking	201,290	201,290	201,290	201,290	201,290
Of which:
– Mortgages	180,339	180,339	180,339	180,339	180,339
Consumer Finance	4,979	4,979	4,979	4,979	4,979
Corporate & Commercial Banking	27,361	27,361	27,361	27,361	27,361
Corporate Centre	59,863	59,863	59,863	59,863	59,863

ECL	730	761	899	1,119	812
Retail & Business Banking	357	381	483	689	426
Of which:
– Mortgages	87	100	177	366	137
Consumer Finance	62	62	64	64	63
Corporate & Commercial Banking	311	318	352	366	323
Corporate Centre	—	—	—	—	—

	Upside	Base case	Downside 1	Downside 2	Weighted
2024	£m	£m	£m	£m	£m
Exposure	283,860	283,860	283,860	283,860	283,860
Retail & Business Banking	196,732	196,732	196,732	196,732	196,732
Of which:
– Mortgages	176,026	176,026	176,026	176,026	176,026
Consumer Finance	4,759	4,759	4,759	4,759	4,759
Corporate & Commercial Banking	26,307	26,307	26,307	26,307	26,307
Corporate Centre	56,062	56,062	56,062	56,062	56,062

ECL	741	774	921	1,524	869
Retail & Business Banking	380	403	517	1,051	458
Of which:
– Mortgages	112	128	218	705	172
Consumer Finance	67	68	69	70	69
Corporate & Commercial Banking	294	303	335	403	342
Corporate Centre	—	—	—	—	—

Schedule of Impact on Profit Before Tax of Applying an Immediate and Permanent House Price Increase or Decrease to Our Base Case Economic Scenario Explanatory

	Increase/decrease in house prices
	+20%	+10%	-10%	-20%
Increase/(decrease) in profit before tax	£m	£m	£m	£m
2025	38	24	(43)	(126)
2024	34	21	(38)	(112)

Disclosure of Factors to Measure ECL

Factor	Description
Survival rate (SR)	The probability that the exposure has not closed or defaulted since the reporting date.
Probability of default (PD)
The likelihood of a borrower defaulting in the following quarter, assuming it has not closed or defaulted since the reporting date. For each quarter in the forecast period, we estimate the quarterly PD from a range of factors. These include key risk drivers for the exposure, as well as the expected evolution of the account risk with maturity and factors for changing economics. We support this with historical data analysis.

Exposure at default (EAD)
The amount we expect to be owed if a default, or sale in the case of retail mortgages, event occurs. We determine EAD for each quarter of the forecast period by the expected payment profile, which varies by product. For amortising products, we base it on the borrower’s contractual repayments over the forecast period. We adjust this for any expected overpayments on Stage 1 accounts that the borrower may make and for any arrears we expect if the account was to default. For revolving products, or amortising products with an off-balance sheet element, we determine EAD using the balance at default and the contractual exposure limit. We vary these assumptions by product and base them on analysis of recent default data.

Loss given default (LGD)
Our expected loss if a default event were to occur. We express it as a percentage and calculate it based on factors that we have observed to affect the likelihood and/or value of any subsequent write-offs, which vary according to whether the product is secured or unsecured. If the product is secured, we consider collateral values as well as the historical discounts to market/book values due to forced sales type.

Disclosure of Maximum and Net Exposure to Credit Risk	The tables below show the main differences between our maximum and net exposure to credit risk. They show the effects of collateral, netting, and risk transfer to mitigate our exposure. The tables only show the financial assets that credit risk affects and to which the impairment requirements in IFRS 9 are applied.
For balance sheet assets, the maximum exposure to credit risk is the carrying value after impairment loss allowances. Off-balance sheet exposures are mortgage offers, guarantees, formal standby facilities, credit lines and other commitments. For off-balance sheet guarantees, the maximum exposure is the maximum amount that we would have to pay if the guarantees were called on. For formal standby facilities, credit lines and other commitments that are irrevocable over the life of the facility, the maximum exposure is the total amount of the commitment.

	Maximum exposure
	Balance sheet asset			Off-balance sheet			Collateral[1]
	Gross amounts	Loss allowance	Net amounts	Gross amounts	Loss allowance	Net amounts	Cash	Non-cash	Netting[2]	Net exposure
2025	£bn	£bn	£bn	£bn	£bn	£bn	£bn	£bn	£bn	£bn
Cash and balances at central banks	29.4	—	29.4	—	—	—	—	—	—	29.4
Financial assets at amortised cost:
Loans and advances to customers:[3]
–Residential Mortgages[4]	167.3	(0.1)	167.2	13.1	—	13.1	—	(169.9)	—	10.4
–Corporate loans	20.4	(0.2)	20.2	7.7	—	7.7	—	(15.7)	—	12.2
–Finance leases	4.3	(0.1)	4.2	—	—	—	—	(4.2)	—	—
–Accrued interest and other adjustments	0.8	—	0.8	0.4	—	0.4	—	—	—	1.2
–Other unsecured loans	5.5	(0.3)	5.2	14.7	(0.1)	14.6	—	—	—	19.8
–Amounts due from fellow Banco Santander group subsidiaries and JVs	5.0	—	5.0	—	—	—	—	—	—	5.0
Total loans and advances to customers	203.3	(0.7)	202.6	35.9	(0.1)	35.8	—	(189.8)	—	48.6
–Loans and advances to banks	1.0	—	1.0	0.7	—	0.7	—	—	—	1.7
–Reverse repurchase agreements – non trading	17.7	—	17.7	2.2	—	2.2	—	(16.5)	(1.2)	2.2
–Other financial assets at amortised cost	4.0	—	4.0	—	—	—	—	—	—	4.0
Total financial assets at amortised cost	226.0	(0.7)	225.3	38.8	(0.1)	38.7	—	(206.3)	(1.2)	56.5
Financial assets at fair value at FVOCI:
–Debt securities	5.2	—	5.2	—	—	—	—	—	—	5.2
Total financial assets at FVOCI	5.2	—	5.2	—	—	—	—	—	—	5.2
Total	260.6	(0.7)	259.9	38.8	(0.1)	38.7	—	(206.3)	(1.2)	91.1

2024
Cash and balances at central banks	29.9	—	29.9	—	—	—	—	—	—	29.9
Financial assets at amortised cost:
Loans and advances to customers:[3]
–Residential Mortgages[4]	165.2	(0.2)	165.0	10.8	—	10.8	—	(168.0)	—	7.8
–Corporate loans	18.6	(0.3)	18.3	7.8	—	7.8	—	(14.9)	—	11.2
–Finance leases	4.2	(0.1)	4.1	—	—	—	—	—	—	4.1
–Accrued interest and other adjustments	0.8	—	0.8	0.4	—	0.4	—	—	—	1.2
–Other unsecured loans	6.6	(0.2)	6.4	14.2	(0.1)	14.1	—	—	—	20.5
–Amounts due from fellow Banco Santander group subsidiaries and JVs	4.8	—	4.8	—	—	—	—	—	—	4.8
Total loans and advances to customers	200.2	(0.8)	199.4	33.2	(0.1)	33.1	—	(182.9)	—	49.6
–Loans and advances to banks	1.0	—	1.0	0.5	—	0.5	—	—	—	1.5
–Reverse repurchase agreements – non trading	10.3	—	10.3	2.0	—	2.0	—	(10.3)	(0.1)	1.9
–Other financial assets at amortised cost	3.4	—	3.4	—	—	—	—	—	—	3.4
Total financial assets at amortised cost	214.9	(0.8)	214.1	35.7	(0.1)	35.6	—	(193.2)	(0.1)	56.4
Financial assets at FVOCI:
–Debt securities	9.0	—	9.0	—	—	—	—	—	—	9.0
Total financial assets at FVOCI	9.0	—	9.0	—	—	—	—	—	—	9.0
Total	253.8	(0.8)	253.0	35.7	(0.1)	35.6	—	(193.2)	(0.1)	95.3
1The forms of collateral we take to reduce credit risk include: residential and commercial property; other physical assets, including motor vehicles; liquid securities, including those transferred under reverse repurchase agreements; cash, including cash used as collateral for derivative transactions; and receivables. Charges on residential property are most of the collateral we take.
2We can reduce credit risk exposures by applying netting. We do this mainly for derivative and repurchase transactions with financial institutions. For derivatives and securities finance transactions, we use standard master netting agreements. For more on this, see ‘Credit risk mitigation’ in the ‘Credit risk – Credit risk management’ section.
3Balances include interest we have charged to the customer’s account and accrued interest that we have not charged to the account yet.
4The collateral value shown against advances secured on residential property is limited to the balance of each associated individual loan. It does not include the impact of over–collateralisation (where the collateral has a higher value than the loan balance) and includes collateral we would receive on draw down of certain off–balance sheet commitments.

Disclosure of Difference Between Maximum and Net Exposure to Credit Risk	The tables below show the main differences between our maximum and net exposure to credit risk on the financial assets that credit risk affects and to which the impairment requirements in IFRS 9 are not applied.

	Balance sheet asset gross amount	Collateral[1]		Netting[2]	Net exposure
		Cash	Non-cash
2025	£bn	£bn	£bn	£bn	£bn
Financial assets at FVTPL:
–Derivative financial instruments	0.9	(0.4)	—	(0.4)	0.1
–Other financial assets at FVTPL	0.1	—	—	—	0.1
Total	1.0	(0.4)	—	(0.4)	0.2

2024
Financial assets at FVTPL:
–Derivative financial instruments	1.2	(0.7)	—	(0.4)	0.1
–Other financial assets at FVTPL	0.1	—	—	—	0.1
Total	1.3	(0.7)	—	(0.4)	0.2
1The forms of collateral we take to reduce credit risk include: liquid securities, including those transferred under reverse repurchase agreements; cash, including cash used as collateral for derivative transactions;
and receivables.
2We can reduce credit risk exposures by applying netting. We do this mainly for derivative and repurchase transactions with financial institutions. For derivatives and securities finance transactions, we use standard master netting agreements. They allow us to set off our credit risk exposure to a counterparty against our obligations to the counterparty in relation to transactions under the master netting agreement in the event of default. This gives us a lower net credit exposure. They may also reduce settlement exposure. For more on this, see ‘Credit risk mitigation’ in the ‘Credit risk – Credit risk management’ section.

Disclosure of Equivalent Credit Rating Grade used by Standard and Poors Ratings Services	In the final column of the table, we show the approximate
equivalent credit rating grade used by Standard & Poor’s Ratings Services (S&P).

Santander UK risk grade	PD range
	Mid	Lower	Upper	S&P equivalent
	%	%	%
9	0.010	0.000	0.021	AAA to AA+
8	0.032	0.021	0.066	AA to AA-
7	0.100	0.066	0.208	A+ to BBB
6	0.316	0.208	0.658	BBB- to BB
5	1.000	0.658	2.081	BB-
4	3.162	2.081	6.581	B+ to B
3	10.000	6.581	20.811	B-
2	31.623	20.811	99.999	CCC to C
1 (Default)	100.000	100.000	100.000	D

Disclosure of Credit Rating of Financial Assets Subject to Credit Risk	The tables below show the credit rating of our financial assets to which the impairment requirements in IFRS 9 apply. Financial assets with low risk concentrations are not included and are all investment grade. JAs are incorporated in the balances. For more on the credit rating profiles of key portfolios, see the credit risk review section for each business segment.

	Santander UK risk grade								Loss allowance	Total
	9	8	7	6	5	4	3 to 1	Other[1,2]
2025	£bn	£bn	£bn	£bn	£bn	£bn	£bn	£bn	£bn	£bn
Exposures - On balance sheet
Financial assets at amortised cost:
–Loans and advances to customers[2]	11.2	31.6	80.9	46.1	15.4	6.2	5.0	6.9	(0.7)	202.6
–Stage 1	11.0	31.0	77.9	41.0	12.4	2.9	0.7	6.8	(0.1)	183.6
–Stage 2	0.2	0.6	3.0	5.1	3.0	3.3	2.1	0.1	(0.3)	17.1
–Stage 3	—	—	—	—	—	—	2.2	—	(0.3)	1.9
Of which mortgages:	10.6	29.7	75.5	39.3	6.7	3.0	2.4	0.1	(0.1)	167.2
–Stage 1	10.4	29.1	72.4	34.3	4.3	0.4	0.1	—	—	151.0
–Stage 2	0.2	0.5	3.1	5.0	2.4	2.6	1.0	—	—	14.8
–Stage 3	—	0.1	—	—	—	—	1.3	0.1	(0.1)	1.4

Total off–balance sheet	10.1	8.9	8.5	4.0	1.9	0.9	0.7	3.8	(0.1)	38.7
–Stage 1	10.1	8.8	8.3	3.8	1.7	0.7	0.4	3.8	—	37.6
–Stage 2	—	0.1	0.2	0.2	0.2	0.2	0.2	—	(0.1)	1.0
–Stage 3	—	—	—	—	—	—	0.1	—	—	0.1

	Santander UK risk grade								Total	Coverage Ratio
	9	8	7	6	5	4	3 to 1	Other[1,2]
2025	£bn	£bn	£bn	£bn	£bn	£bn	£bn	£bn	£bn	%
ECL - On balance sheet
Financial assets at amortised cost:
–Loans and advances to customers[2]	—	—	—	—	0.2	0.1	0.4	—	0.7	0.3
–Stage 1	—	—	—	—	0.1	—	—	—	0.1	0.1
–Stage 2	—	—	—	—	0.1	0.1	0.1	—	0.3	1.7
–Stage 3	—	—	—	—	—	—	0.3	—	0.3	13.6
Of which mortgages:	—	—	—	—	—	—	0.1	—	0.1	0.1
–Stage 1	—	—	—	—	—	—	—	—	—	—
–Stage 2	—	—	—	—	—	—	—	—	—	—
–Stage 3	—	—	—	—	—	—	0.1	—	0.1	6.7

Total off–balance sheet	—	—	—	—	—	0.1	—	—	0.1	0.3
–Stage 1	—	—	—	—	—	—	—	—	—	—
–Stage 2	—	—	—	—	—	0.1	—	—	0.1	9.1
–Stage 3	—	—	—	—	—	—	—	—	—	—

	Santander UK risk grade								Loss allowance
	9	8	7	6	5	4	3 to 1	Other[1,2]		Total
2024	£bn	£bn	£bn	£bn	£bn	£bn	£bn	£bn	£bn	£bn
Exposures - On balance sheet
Financial assets at amortised cost:
–Loans and advances to customers[2]	5.8	31.3	81.8	46.4	15.6	6.8	5.4	7.1	(0.8)	199.4
–Stage 1	5.7	30.6	78.1	40.5	12.4	2.8	0.6	6.9	(0.1)	177.5
–Stage 2	0.1	0.7	3.7	5.9	3.2	3.9	2.4	0.1	(0.3)	19.7
–Stage 3	—	—	—	—	—	0.1	2.4	0.1	(0.4)	2.2
Of which mortgages:	5.2	29.8	76.5	40.8	6.5	3.3	3.1	—	(0.2)	165.0
–Stage 1	5.1	29.3	72.9	35.0	4.0	0.4	—	—	—	146.7
–Stage 2	0.1	0.5	3.6	5.8	2.5	2.9	1.3	—	(0.1)	16.6
–Stage 3	—	—	—	—	—	—	1.8	—	(0.1)	1.7

Total off–balance sheet	6.9	8.9	9.0	4.2	1.9	0.8	0.7	3.3	(0.1)	35.6
–Stage 1	6.9	8.8	8.8	4.0	1.7	0.5	0.4	3.3	—	34.4
–Stage 2	—	0.1	0.2	0.2	0.2	0.3	0.2	—	(0.1)	1.1
–Stage 3	—	—	—	—	—	—	0.1	—	—	0.1

	Santander UK risk grade									Coverage Ratio
	9	8	7	6	5	4	3 to 1	Other[1,2]	Total
2024	£bn	£bn	£bn	£bn	£bn	£bn	£bn	£bn	£bn	%
ECL - On balance sheet
Financial assets at amortised cost:
–Loans and advances to customers[2]	—	—	—	—	0.2	0.1	0.5	—	0.8	0.4
–Stage 1	—	—	—	—	0.1	—	—	—	0.1	0.1
–Stage 2	—	—	—	—	0.1	0.1	0.1	—	0.3	1.5
–Stage 3	—	—	—	—	—	—	0.4	—	0.4	18.2
Of which mortgages:	—	—	—	—	—	0.1	0.1	—	0.2	0.1
–Stage 1	—	—	—	—	—	—	—	—	—	—
–Stage 2	—	—	—	—	—	0.1	—	—	0.1	0.6
–Stage 3	—	—	—	—	—	—	0.1	—	0.1	5.9

Total off–balance sheet	—	—	—	—	—	0.1	—	—	0.1	0.3
–Stage 1	—	—	—	—	—	—	—	—	—	—
–Stage 2	—	—	—	—	—	0.1	—	—	0.1	9.1
–Stage 3	—	—	—	—	—	—	—	—	—	—
1Includes Joint Ventures and Business Banking (including BBLs balances). We use scorecards for these items, rather than rating models.
2Includes interest we have charged to the customer’s account and accrued interest we have not charged to the account yet.

Disclosure of Credit Performance

	Customer Loans					12 month Gross write- offs	Loan Loss Allowances
	Total	Stage 1	Stage 2	Stage 3[1]
2025	£bn	£bn	£bn	£bn	%	£m	£m
Retail & Business Banking	173.5	156.2	15.7	1.6	0.95	168	384
– Mortgages	167.3	151.0	14.8	1.5	0.88	15	137
– Credit Cards	3.1	2.6	0.4	0.1	2.88	55	137
– Unsecured Personal Loans	2.0	1.8	0.2	—	1.07	65	57
– Overdrafts	0.4	0.2	0.2	—	6.87	24	37
– Business Banking	0.7	0.6	0.1	—	5.65	9	16
Consumer Finance	5.0	4.6	0.4	—	0.96	27	63
Corporate & Commercial Banking	18.9	16.9	1.4	0.6	3.42	53	282
Corporate Centre	—	—	—	—	0.15	—	—
Total Drawn	197.4	177.7	17.5	2.2	1.18	248	729
Retail & Business Banking	27.8	27.0	0.8	—		—	42
– Mortgages	13.1	12.8	0.3	—		—	—
– Credit Cards	11.6	11.3	0.3	—		—	18
– Unsecured Personal Loans	—	—	—	—		—	—
– Overdrafts	2.9	2.7	0.2	—		—	23
– Business Banking	0.2	0.2	—	—		—	1
Consumer Finance	—	—	—	—		—	—
Corporate & Commercial Banking	8.4	8.1	0.3	—		—	41
Corporate Centre	2.6	2.6	—	—		—	—
Total Undrawn	38.8	37.7	1.1	—		—	83
Total	236.2	215.4	18.6	2.2		248	812

2024	£bn	£bn	£bn	£bn	%	£m	£m
Retail & Business Banking	171.7	152.2	17.6	1.9	1.17	156	421
– Mortgages	165.1	146.7	16.7	1.7	1.08	9	172
– Credit Cards	2.8	2.3	0.5	—	2.75	51	135
– Unsecured Personal Loans	2.1	1.9	0.2	—	1.20	60	63
– Overdrafts	0.5	0.3	0.2	—	7.40	26	37
– Business Banking	1.2	1.0	—	0.2	7.10	10	14
Consumer Finance	4.8	4.5	0.3	—	0.77	25	69
Corporate & Commercial Banking	18.0	15.2	2.1	0.7	3.96	49	294
Corporate Centre	—	—	—	—	—	—	—
Total Drawn	194.5	171.9	20.0	2.6	1.42	230	784
Retail & Business Banking	25.0	24.3	0.7	—		—	37
– Mortgages	10.8	10.5	0.3	—		—	—
– Credit Cards	10.9	10.7	0.2	—		—	15
– Unsecured Personal Loans	—	—	—	—		—	—
– Overdrafts	3.1	2.9	0.2	—		—	20
– Business Banking	0.2	0.2	—	—		—	2
Consumer Finance	—	—	—	—		—	—
Corporate & Commercial Banking	8.3	7.7	0.5	0.1		—	48
Corporate Centre	2.4	2.4	—	—		—	—
Total Undrawn	35.7	34.4	1.2	0.1		—	85
Total	230.2	206.3	21.2	2.7		230	869
1Stage 3 ratio is the sum of Stage 3 drawn and Stage 3 undrawn assets divided by the sum of total drawn assets and Stage 3 undrawn assets.

	31 December 2025	31 December 2024
	%	%
Retail & Business Banking
–Mortgages	0.65	0.80
–Credit Cards	0.55	0.56
–Unsecured Personal Loans	0.78	0.88
–Overdrafts	3.09	3.05
–Business Banking	3.83	3.89
Consumer Finance	0.44	0.53
Corporate & Commercial Banking	1.04	1.04

2025	Total	Stage 1	Stage 2	Stage 3	Stage 3 ratio	Properties in possession	Balance weighted LTV (indexed)
	£m	£m	£m	£m	%	£m	%
Mortgage portfolio	167,268	151,039	14,779	1,450	0.88	74	52
Of which: Portfolio of particular interest[1]
–Interest only	35,637	29,866	5,155	616	1.74	35	49
–Part interest-only, part repayment[2]	11,495	9,978	1,357	160	1.40	9	53
–Flexible	3,504	2,508	828	168	5.19	11	37
–LTV >100%	273	88	136	49	17.91	18	116
–Buy-to-let	15,287	14,166	1,070	51	0.33	4	59

2024
Mortgage portfolio	165,213	146,758	16,688	1,767	1.08	46	51
Of which: Portfolio of particular interest[1]
–Interest only	36,188	29,802	5,572	814	2.27	23	48
–Part interest-only, part repayment[2]	11,873	10,112	1,542	219	1.85	8	52
–Flexible	4,333	3,190	933	210	5.25	8	38
–LTV >100%	280	75	149	56	20.15	10	117
–Buy-to-let	14,931	13,672	1,204	55	0.37	2	59
1Where a loan falls into more than one category, we include it in all the categories that apply.
2Mortgage balance includes both the interest-only part of £8,769m (2024: £9,046m) and the non-interest-only part of the loan.

	2025	2024
BBLS with 100% Government Guarantee (£bn)	0.6	1.1
% of credit card customers that repay balance in full each month (unaudited)	54%	56%
UPL average customer balance (£)	6,000	6,000

	2025	2024
Consumer (auto) finance new business gross lending (£m)	2,029	1,593
Wholesale loans (stock finance) to car dealerships as approximate % of the Consumer loan book	13.8%	9.7%
% of lending collateralised on the vehicle	98%	95%
Average Consumer (auto) finance loan size (£)	19,551	16,045

Disclosure of IFRS 9 Credit Quality	Total on-balance sheet exposures at 31 December 2025 comprised £197.4bn of customer loans, loans and advances to banks of £1.0bn, £21.7bn of sovereign assets measured at amortised cost, £5.2bn of assets measured at FVOCI, and £29.4bn of cash and balances at central banks.

	Stage 1	Stage 2	Stage 3	Total
2025	£m	£m	£m	£m
Exposures
On-balance sheet
Retail & Business Banking	156,212	15,657	1,592	173,461
Consumer Finance	4,595	336	48	4,979
Corporate & Commercial Banking	16,859	1,445	623	18,927
Corporate Centre	57,305	—	—	57,305
Total on-balance sheet	234,971	17,438	2,263	254,672
Off–balance sheet
Retail & Business Banking[1]	27,026	752	51	27,829
Consumer Finance	—	—	—	—
Corporate & Commercial Banking	8,074	334	26	8,434
Corporate Centre	2,558	—	—	2,558
Total off–balance sheet[2]	37,658	1,086	77	38,821
Total exposures	272,629	18,524	2,340	293,493

ECL
On-balance sheet
Retail & Business Banking	54	207	123	384
Consumer Finance	14	21	28	63
Corporate & Commercial Banking	53	35	194	282
Corporate Centre	—	—	—	—
Total on-balance sheet	121	263	345	729
Off–balance sheet
Retail & Business Banking	11	29	2	42
Consumer Finance	—	—	—	—
Corporate & Commercial Banking	25	9	7	41
Corporate Centre	—	—	—	—
Total off–balance sheet	36	38	9	83
Total ECL	157	301	354	812

Coverage ratio[3]	%	%	%	%
On-balance sheet
Retail & Business Banking	—	1.3	7.7	0.2
Consumer Finance	0.3	6.2	58.4	1.3
Corporate & Commercial Banking	0.3	2.4	31.1	1.5
Corporate Centre	—	—	—	—
Total on-balance sheet	0.1	1.5	15.2	0.3
Off–balance sheet
Retail & Business Banking	—	3.9	2.7	0.1
Consumer Finance	—	—	—	—
Corporate & Commercial Banking	0.3	2.7	28.1	0.5
Corporate Centre	—	—	—	—
Total off-balance sheet	0.1	3.5	11.4	0.2
Total coverage	0.1	1.6	15.1	0.3
1Off-balance sheet exposures include £8.8bn of residential mortgage offers in the pipeline.
2Off-balance sheet amounts consist of contingent liabilities and commitments. For more, see Note 30 to the Consolidated Financial Statements.
3ECL as a percentage of the related exposure.
Total on-balance sheet exposures at 31 December 2024 comprised £194.5bn of customer loans, loans and advances to banks of £1.0bn, £13.7bn of sovereign assets measured at amortised cost, £9.0bn of assets measured at FVOCI, and £29.9bn of cash and balances at central banks.

	Stage 1	Stage 2	Stage 3	Total
2024	£m	£m	£m	£m
Exposures
On-balance sheet
Retail & Business Banking	152,198	17,571	1,955	171,724
Consumer Finance	4,389	334	36	4,759
Corporate & Commercial Banking	15,280	2,098	651	18,029
Corporate Centre	53,699	—	—	53,699
Total on-balance sheet	225,566	20,003	2,642	248,211
Off–balance sheet
Retail & Business Banking[1]	24,211	745	52	25,008
Consumer Finance	—	—	—	—
Corporate & Commercial Banking	7,743	470	65	8,278
Corporate Centre	2,363	—	—	2,363
Total off–balance sheet[2]	34,317	1,215	117	35,649
Total exposures	259,883	21,218	2,759	283,860

ECL
On-balance sheet
Retail & Business Banking	52	223	146	421
Consumer Finance	16	27	26	69
Corporate & Commercial Banking	55	71	168	294
Corporate Centre	—	—	—	—
Total on-balance sheet	123	321	340	784
Off–balance sheet
Retail & Business Banking	12	24	1	37
Consumer Finance	—	—	—	—
Corporate & Commercial Banking	18	14	16	48
Corporate Centre	—	—	—	—
Total off–balance sheet	30	38	17	85
Total ECL	153	359	357	869

Coverage ratio[3]	%	%	%	%
On-balance sheet
Retail & Business Banking	—	1.3	7.5	0.2
Consumer Finance	0.4	8.2	71.2	1.4
Corporate & Commercial Banking	0.4	3.4	25.9	1.6
Corporate Centre	—	—	—	—
Total on-balance sheet	0.1	1.6	12.9	0.3
Off–balance sheet
Retail & Business Banking	—	3.2	2.6	0.1
Consumer Finance	—	—	—	—
Corporate & Commercial Banking	0.2	3.0	24.2	0.6
Corporate Centre	—	—	—	—
Total off-balance sheet	0.1	3.1	14.6	0.2
Total coverage	0.1	1.7	13.0	0.3

1Off-balance sheet exposures include £6.1bn of residential mortgage offers in the pipeline.
2Off-balance sheet amounts consist of contingent liabilities and commitments. For more, see Note 30 to the Consolidated Financial Statements.
3ECL as a percentage of the related exposure.

Disclosure of ECL Reconciliation	The table below shows the relationships between disclosures in this Credit risk review section which refer to drawn exposures and the associated ECL allowance, and the total assets as presented in the Consolidated Balance Sheet. The Credit risk review disclosures exclude Joint ventures, as they carry low credit risk and therefore have an immaterial ECL, and Other items, mainly accrued interest that we have not yet charged to the customer's account, and cash collateral.

	On-balance sheet			Off-balance sheet
	Exposures	Loss allowance	Net carrying amount	Exposures	Loss allowance
2025	£m	£m	£m	£m	£m
Retail & Business Banking[1]	173,461	384	173,077	27,829	42
Consumer Finance	4,979	63	4,916	—	—
Corporate & Commercial Banking	18,927	282	18,645	8,434	41
Corporate Centre	57,305	—	57,305	2,558	—
Total exposures presented in Credit Quality tables	254,672	729	253,943	38,821	83
Intercompany balances (including joint ventures)			5,055
Other items[2]			916
Adjusted net carrying amount			259,914
Assets classified at FVTPL			934
Non-financial assets[3]			5,989
Total assets per the Consolidated Balance Sheet			266,837

2024
Retail & Business Banking[1]	171,724	421	171,303	25,008	37
Consumer Finance	4,759	69	4,690	—	—
Corporate & Commercial Banking	18,029	294	17,735	8,278	48
Corporate Centre	53,699	—	53,699	2,363	—
Total exposures presented in Credit Quality tables	248,211	784	247,427	35,649	85
Intercompany balances (including joint ventures)			4,832
Other items[2]			848
Adjusted net carrying amount			253,107
Assets classified at FVTPL			1,340
Non-financial assets[3]			5,497
Total assets per the Consolidated Balance Sheet			259,944
1Off-balance sheet exposures include offers in the pipeline, undrawn flexible mortgage products and credit cards.
2Other includes accrued interest of £725m (2024: £714m).
3Non-financial assets include £80m (2024:£738m) of Macro hedge of interest rate risk.
The following table shows changes in total on and off-balance sheet exposures, subject to ECL assessment, and the corresponding ECL, in the period. The table presents total gross carrying amounts and ECLs at a Santander UK group level. We present segmental views in the sections below.

	Stage 1		Stage 2		Stage 3		Total
	Exposures[1]	ECL	Exposures[1]	ECL	Exposures[1]	ECL	Exposures[1]	ECL
	£m	£m	£m	£m	£m	£m	£m	£m
At 1 January 2025	259,883	153	21,218	359	2,759	357	283,860	869
Transfers from Stage 1 to Stage 2[2]	(7,088)	(10)	7,088	10	—	—	—	—
Transfers from Stage 2 to Stage 1[2]	6,231	78	(6,231)	(78)	—	—	—	—
Transfers to Stage 3[2]	(239)	(1)	(852)	(31)	1,091	32	—	—
Transfers from Stage 3[2]	2	—	290	17	(292)	(17)	—	—
Transfers of financial instruments	(1,094)	67	295	(82)	799	15	—	—
Net ECL remeasurement on stage transfer[3]	—	(69)	—	83	—	103	—	117
Change in economic scenarios[4]	—	(10)	—	7	—	(5)	—	(8)
Change to ECL models	—	—	—	—	—	—	—	—
New lending and assets purchased5 8	54,405	41	1,086	38	44	13	55,535	92
Redemptions, repayments and assets sold6 8	(31,104)	(29)	(4,267)	(79)	(1,042)	(61)	(36,413)	(169)
Changes in risk parameters and other movements[7]	(9,461)	4	192	(25)	371	180	(8,898)	159
Assets written off[6]	—	—	—	—	(591)	(248)	(591)	(248)
At 31 December 2025	272,629	157	18,524	301	2,340	354	293,493	812
Net movement in the period	12,746	4	(2,694)	(58)	(419)	(3)	9,633	(57)

ECL charge/(release) to the Income Statement		4		(58)		245		191
Less: Discount unwind		—		—		(21)		(21)
Less: Recoveries net of collection costs		—		—		23		23
Total ECL charge/(release) to the Income Statement		4		(58)		247		193

At 1 January 2024	268,211	170	23,595	461	3,071	361	294,877	992
Transfers from Stage 1 to Stage 2[2]	(11,911)	(11)	11,911	11	—	—	—	—
Transfers from Stage 2 to Stage 1[2]	9,395	118	(9,395)	(118)	—	—	—	—
Transfers to Stage 3[2]	(434)	(2)	(845)	(34)	1,279	36	—	—
Transfers from Stage 3[2]	35	2	417	34	(452)	(36)	—	—
Transfers of financial instruments	(2,915)	107	2,088	(107)	827	—	—	—
Net ECL remeasurement on stage transfer[3]	—	(107)	—	96	—	122	—	111
Change in economic scenarios[4]	—	(20)	—	(44)	—	—	—	(64)
Change to ECL models	(2,287)	(5)	2,361	37	(74)	(26)	—	6
New lending and assets purchased5 8	33,894	43	1,170	58	164	40	35,228	141
Redemptions, repayments and assets sold6 8	(38,081)	(44)	(4,663)	(69)	(1,242)	(79)	(43,986)	(192)
Changes in risk parameters and other movements[7]	1,061	9	(3,333)	(73)	355	169	(1,917)	105
Assets written off[6]	—	—	—	—	(342)	(230)	(342)	(230)
At 31 December 2024	259,883	153	21,218	359	2,759	357	283,860	869
Net movement in the period	(8,328)	(17)	(2,377)	(102)	(312)	(4)	(11,017)	(123)

ECL charge/(release) to the Income Statement		(17)		(102)		226		107
Less: Discount unwind		—		—		(24)		(24)
Less: Recoveries net of collection costs		—		—		(12)		(12)
Total ECL charge/(release) to the Income Statement		(17)		(102)		190		71
1Exposures that have attracted an ECL, and as reported in the Credit Quality table above.
2Changes to assumptions in the period. Isolates the impact on ECL from changes to the economic variables for each scenario, the scenarios themselves, and the probability weights from all other movements.
Also includes the impact of quarterly revaluation of collateral. The impact of changes in economics on exposure Stage allocations are shown in Transfers of financial instruments.
3Total impact of facilities that moved Stage(s) in the period. This means, for example, that where risk parameter changes (model inputs) or model changes (methodology) result in a facility moving Stage, the full impact is reflected here (rather than in Other). Stage flow analysis only applies to facilities that existed at both the start and end of the period. Transfers between Stages are based on opening balances and ECL at the start of the period. Relates to the revaluation of ECL following the transfer of an exposure from one Stage to another.
4Exposures and ECL of facilities that did not exist at the start of the period but did at the end. Amounts in Stage 2 and 3 represent assets which deteriorated in the period after origination in Stage 1
5Residual movements on existing facilities that did not change Stage in the period, and which were not acquired in the period. Includes the net increase or decrease in the period of the mortgage pipeline, cash at central banks, the impact of changes in risk parameters in the period, unwind of discount rates and increases in ECL requirements of accounts which ultimately were written off in the period.
6Exposures and ECL for facilities that existed at the start of the period but not at the end.
7Residual movements on existing facilities that did not change Stage in the period, and which were not acquired in the period. Includes the net increase or decrease in the period of the mortgage pipeline, cash at central banks, the impact of changes in risk parameters in the period, unwind of discount rates and increases in ECL requirements of accounts which ultimately were written off in the period.
8New lending and assets purchased and Redemptions, repayments and assets sold categories include internal transfers.
The following tables show changes in total on and off-balance sheet exposures and ECL in the period. The footnotes to the Santander UK group level table on page  73 also apply to these tables.

	Stage 1		Stage 2		Stage 3		Total
	Exposures[1]	ECL	Exposures[1]	ECL	Exposures[1]	ECL	Exposures[1]	ECL
	£m	£m	£m	£m	£m	£m	£m	£m
At 1 January 2025	157,268	10	16,973	84	1,785	78	176,026	172
Transfers from Stage 1 to Stage 2[2]	(5,651)	—	5,651	—	—	—	—	—
Transfers from Stage 2 to Stage 1[2]	4,863	14	(4,863)	(14)	—	—	—	—
Transfers to Stage 3[2]	(123)	—	(465)	(5)	588	5	—	—
Transfers from Stage 3[2]	—	—	235	6	(235)	(6)	—	—
Transfers of financial instruments	(911)	14	558	(13)	353	(1)	—	—
Net ECL remeasurement on stage transfer[3]	—	(14)	—	14	—	9	—	9
Change in economic scenarios[4]	—	(6)	—	—	—	(4)	—	(10)
Change to ECL models	—	—	—	—	—	—	—	—
New lending and assets purchased5 8	34,589	6	586	5	23	1	35,198	12
Redemptions, repayments and assets sold6 8	(20,975)	—	(3,125)	(20)	(652)	(21)	(24,752)	(41)
Changes in risk parameters and other movements[7]	(6,137)	1	49	(1)	21	10	(6,067)	10
Assets written off[6]	—	—	—	—	(66)	(15)	(66)	(15)
At 31 December 2025	163,834	11	15,041	69	1,464	57	180,339	137
Net movement in the period	6,566	1	(1,932)	(15)	(321)	(21)	4,313	(35)

ECL charge/(release) to the Income Statement		1		(15)		(6)		(20)
Less: Discount unwind		—		—		(3)		(3)
Less: Recoveries net of collection costs		—		—		41		41
Total ECL charge/(release) to the Income Statement		1		(15)		32		18

At 1 January 2024	161,163	24	17,997	110	2,028	108	181,188	242
Transfers from Stage 1 to Stage 2[2]	(9,873)	(1)	9,873	1	—	—	—	—
Transfers from Stage 2 to Stage 1[2]	7,899	20	(7,899)	(20)	—	—	—	—
Transfers to Stage 3[2]	(230)	—	(524)	(7)	754	7	—	—
Transfers from Stage 3[2]	3	—	268	9	(271)	(9)	—	—
Transfers of financial instruments	(2,201)	19	1,718	(17)	483	(2)	—	—
Net ECL remeasurement on stage transfer[3]	—	(19)	—	31	—	15	—	27
Change in economic scenarios[4]	—	(15)	—	(29)	—	1	—	(43)
Change to ECL models	(1,859)	(3)	1,869	21	(10)	(37)	—	(19)
New lending and assets purchased5 8	21,758	4	315	3	33	1	22,106	8
Redemptions, repayments and assets sold6 8	(21,925)	(1)	(3,162)	(14)	(762)	(27)	(25,849)	(42)
Changes in risk parameters and other movements[7]	332	1	(1,764)	(21)	46	28	(1,386)	8
Assets written off[6]	—	—	—	—	(33)	(9)	(33)	(9)
At 31 December 2024	157,268	10	16,973	84	1,785	78	176,026	172
Net movement in the period	(3,895)	(14)	(1,024)	(26)	(243)	(30)	(5,162)	(70)

ECL (release)/charge to the Income Statement		(14)		(26)		(21)		(61)
Less: Discount unwind		—		—		(3)		(3)
Less: Recoveries net of collection costs		—		—		36		36
Total ECL charge/(release) to the Income Statement		(14)		(26)		12		(28)
The following tables show changes in total on and off-balance sheet exposures and ECL in the period. The footnotes to the Santander UK group level table on page 73 also apply to these tables.

	Stage 1		Stage 2		Stage 3		Total
	Exposures[1]	ECL	Exposures[1]	ECL	Exposures[1]	ECL	Exposures[1]	ECL
	£m	£m	£m	£m	£m	£m	£m	£m
At 1 January 2025	23,023	73	2,568	85	716	184	26,307	342
Transfers from Stage 1 to Stage 2[3]	(681)	(3)	681	3	—	—	—	—
Transfers from Stage 2 to Stage 1[3]	797	14	(797)	(14)	—	—	—	—
Transfers to Stage 3[3]	(32)	—	(291)	(12)	323	12	—	—
Transfers from Stage 3[3]	—	—	22	2	(22)	(2)	—	—
Transfers of financial instruments	84	11	(385)	(21)	301	10	—	—
Net ECL remeasurement on stage transfer[4]	—	(9)	—	12	—	44	—	47
Change in economic scenarios[2]	—	(2)	—	2	—	(1)	—	(1)
Change to ECL models	—	—	—	—	—	—	—	—
New lending and assets purchased[5]	11,687	14	207	2	6	3	11,900	19
Redemptions, repayments and assets sold[7]	(6,105)	(10)	(732)	(29)	(237)	(24)	(7,074)	(63)
Changes in risk parameters and other movements[6]	(3,756)	1	121	(7)	77	38	(3,558)	32
Assets written offs[7]	—	—	—	—	(214)	(53)	(214)	(53)
At 31 December 2025	24,933	78	1,779	44	649	201	27,361	323
Net movement in the period	1,910	5	(789)	(41)	(67)	17	1,054	(19)

ECL (release)/charge to the Income Statement		5		(41)		70		34
Less: Discount unwind		—		—		(11)		(11)
Less: Recoveries net of collection costs		—		—		5		5
Total ECL (release)/charge to the Income Statement		5		(41)		64		28

	Stage 1		Stage 2		Stage 3		Total
	Exposures[1]	ECL	Exposures[1]	ECL	Exposures[1]	ECL	Exposures[1]	ECL
	£m	£m	£m	£m	£m	£m	£m	£m
At 1 January 2024	22,567	76	3,965	132	745	172	27,277	380
Transfers from Stage 1 to Stage 2[3]	(1,101)	(3)	1,101	3	—	—	—	—
Transfers from Stage 2 to Stage 1[3]	781	13	(781)	(13)	—	—	—	—
Transfers to Stage 3[3]	(84)	(1)	(230)	(12)	314	13	—	—
Transfers from Stage 3[3]	24	1	121	18	(145)	(19)	—	—
Transfers of financial instruments	(380)	10	211	(4)	169	(6)	—	—
Net ECL remeasurement on stage transfer[4]	—	(9)	—	(4)	—	54	—	41
Change in economic scenarios[2]	—	(3)	—	(7)	—	(1)	—	(11)
Change to ECL models	(222)	(2)	286	(11)	(64)	12	—	(1)
New lending and assets purchased[5]	8,485	20	552	21	118	29	9,155	70
Redemptions, repayments and assets sold[7]	(5,203)	(24)	(1,149)	(29)	(254)	(42)	(6,606)	(95)
Changes in risk parameters and other movements[6]	(2,224)	5	(1,297)	(13)	82	15	(3,439)	7
Assets written off[7]	—	—	—	—	(80)	(49)	(80)	(49)
At 31 December 2024	23,023	73	2,568	85	716	184	26,307	342
Net movement in the period	456	(3)	(1,397)	(47)	(29)	12	(970)	(38)

ECL (release)/charge to the Income Statement		(3)		(47)		61		11
Less: Discount unwind		—		—		(12)		(12)
Less: Recoveries net of collection costs		—		—		5		5
Total ECL (release)/charge to the Income Statement		(3)		(47)		54		4

Disclosure of Country Risk Exposures	The table below shows our total exposures, which are the total of balance sheet and off–balance sheet values. We calculate balance sheet values in line with
IFRS (i.e. after netting allowed under IAS 32) except for credit provisions which we add back. Off–balance sheet values are undrawn facilities and letters of credit.
The table excludes balances with central banks, cash at hand, interests in other entities, intangible assets, property, plant and equipment, tax assets, retirement benefit assets and other assets.
We classify location by country of risk – the country where each client has its main business or assets. That is unless there is a full risk transfer guarantee in place.
If so, we use the guarantor’s country of domicile. If a client has operations in many countries, we use their country of incorporation.
The table below includes balances with other Banco Santander group members. We deal with other Banco Santander group members in the ordinary course of business. We do this where we have a particular business advantage or expertise and where they can offer us commercial opportunities. These transactions also arise where we support the activities of, or with, larger multinational corporate clients and financial institutions which may deal with other Banco Santander group members. We conduct these activities on the same terms as for similar transactions with third parties, and in a way that manages the credit risk within limits acceptable to the Board and the PRA.

	2025	2024
	£bn	£bn
UK	282.6	271.5
Rest of Europe	12.1	11.4
Rest of world	4.8	6.9
Total	299.5	289.8

Disclosure of Borrower Profile

	Stock				New business[1]
	2025		2024		2025		2024
	£m	%	£m	%	£m	%	£m	%
Home movers[2]	69,963	42	69,354	42	10,516	41	6,736	45
Remortgagers[3]	47,242	28	45,226	27	9,572	38	4,353	29
First-time buyers	34,776	21	35,702	22	3,426	14	3,262	22
Buy-to-let	15,287	9	14,931	9	1,718	7	567	4
	167,268	100	165,213	100	25,232	100	14,918	100

	2025	2024
Proportion of mortgage internal transfers retained online	79%	77%

	2025	2024
Internal transfers (£bn)[4]	36.0	32.2
Further advances and flexi drawdowns (£bn)	1.0	0.8
First-time buyers - gross lending (£bn )	3.4	3.3
1The 2024 values exclude advances, flexible drawdowns and fees
2Home movers’ include both existing customers moving house and taking out a new mortgage with us, and customers who switch their mortgage to us when they move house.
3Remortgagers’ are new customers who are taking a new mortgage with us.
4Internal remortgages are where we moved our customers with maturing mortgages onto new ones.

Disclosure of Interest Rate Profile of Mortgage Assets Stock	The interest rate profile of our maturing mortgage asset stock was:

	2025		2024
	£m	%	£m	%
Fixed rate	153,172	92	148,495	90
Of which maturing:
–< 12 months	41,262	25	37,656	23
–Later than 1 year but no later than 3 years	83,529	50	84,704	51
–Later than 3 years but no later than 4 years	11,431	7	11,122	7
–Later than 4 years but no later than 5 years	14,011	8	11,645	7
–Later than 5 years	2,939	2	3,368	2
Variable rate	10,227	6	12,105	7
Standard Variable Rate (SVR)	2,434	1	3,007	2
Follow on Rate (FoR)	1,435	1	1,606	1
	167,268	100	165,213	100

Disclosure of Geographic Distribution of Mortgage Assets Stock	The geographical distribution of our mortgage asset stock and new business was:

	Stock		New business[1]
	2025	2024	2025	2024
Region	£bn	£bn	£bn	£bn
London	43.9	42.7	6.6	4.1
Midlands and East Anglia	23.4	23.1	3.6	2.0
North	21.8	21.7	3.4	1.9
Northern Ireland	2.2	2.3	0.3	0.1
Scotland	6.0	6.0	1.0	0.6
South East excluding London	52.7	52.3	7.6	4.6
South West, Wales and other	17.3	17.1	2.7	1.6
	167.3	165.2	25.2	14.9
1The 2024 values exclude advances, flexible drawdown and fees.

Disclosure of Mortgage Loan Size	The split of our mortgage asset by size was:

Mortgage loan size	2025	2024
>£1.0m	3%	2%
£0.5m to £1.0m	11%	10%
£0.25m to £0.5m	32%	31%
<£0.25m	54%	57%
Average loan size (stock)[1]	£201k	£193k
Average loan size (new business)	£254k	£246k
1 Average initial advance of existing stock.

Disclosure of LTV Distribution of Mortgage Assets Stock	This table shows the LTV distribution for the gross carrying amount and the related ECL of our total mortgage portfolio and Stage 3 mortgages, and new business.
We also show the collateral value and average LTV. We use our estimate of the property value at the balance sheet date and include fees that have been added to the loan. For flexible products, we only include the drawn amount, not undrawn limits.

	2025					2024
	Stock		Stage 3		New Business	Stock		Stage 3		New Business
	Total	ECL	Total	ECL		Total	ECL	Total	ECL
LTV	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
Up to 50%	75,743	29	705	10	5,373	76,122	33	880	13	3,407
>50-60%	33,122	17	270	6	4,375	33,067	21	317	8	2,394
>60-70%	27,776	21	210	9	3,803	29,171	27	254	10	2,311
>70-80%	18,466	19	122	7	5,214	17,132	27	150	12	3,458
>80-90%	9,385	15	64	7	4,352	7,989	19	72	8	2,445
>90-100%	2,503	10	30	4	2,099	1,452	12	38	7	888
>100%	273	26	49	14	16	280	33	56	20	15
	167,268	137	1,450	57	25,232	165,213	172	1,767	78	14,918
Collateral value[1]	167,234		1,441		25,232	165,176		1,756		14,918

	%		%		%	%		%		%
Average balance weighted LTV[2]	52		52		65	51		51		64
1Collateral value is limited to the balance of each loan and excludes the impact of any over-collateralisation. Includes collateral against loans in negative equity of £240m (2024: £244m).
2Balance weighted LTV = (Loan 1 balance x (Loan 1 Balance/Loan 1 latest property valuation) + (Loan 2 balance x (loan 2 balance/Loan 2 latest property valuation) + ...) /(Loan 1 balance + Loan 2 balance+...).
Disclosure of Loan Modifications	The following table sets out the financial assets that were forborne while they had a loss allowance measured at lifetime ECL. (audited)

	2025	2024
	£m	£m
Financial assets modified in the period:
–Amortised cost before modification	542	555
–Net modification loss	2	2
Financial assets modified since initial recognition:
–Gross carrying amount of financial assets for which the loss allowance changed to 12 months ECL in the period	338	260

	2025		2024
	Term Extension	Interest-only	Term Extension	Interest-only
	£m	£m	£m	£m
Stage 1	48	786	115	1,257
Stage 2	7	286	21	461
Stage 3	1	13	1	22
	56	1,085	137	1,740
The following table sets out the financial assets that were forborne while they had a loss allowance measured at lifetime ECL. (audited)

	Credit cards	Overdrafts	Total
2025	£m	£m	£m
Financial assets modified in the period:
–Amortised cost before modification	18	13	31
–Net modification loss	12	4	16
Financial assets modified since initial recognition:
–Gross carrying amount of financial assets for which the loss allowance changed to 12m ECL in the period	1	—	1

2024
Financial assets modified in the period:
–Amortised cost before modification	14	9	23
–Net modification loss	18	6	24
Financial assets modified since initial recognition:
–Gross carrying amount of financial assets for which the loss allowance changed to 12m ECL in the period	2	1	3
The following table sets out the financial assets that were forborne while they had a loss allowance measured at lifetime ECL. (audited)

	2025	2024
	£m	£m
Financial assets modified in the period:
–Amortised cost before modification	160	232
–Net modification loss	15	5
Financial assets modified in the period (multiple forbearance):
–Amortised cost before modification	126	145
–Net modification loss	3	7

Financial assets modified since initial recognition:
–Gross carrying amount of financial assets for which the loss allowance changed to 12-month ECL in the period	10	15

Disclosure of Forbearance Balances	The balances at 31 December 2025 and 31 December 2024, analysed by their staging and the forbearance we applied, were:

	Capitalisation	Term extension	Interest-only	Concessionary interest rate	Reduced repayment plan	Total	Loss allowances
2025	£m	£m	£m	£m	£m	£m	£m
Stage 2	186	184	186	41	261	858	6
Stage 3	209	86	45	41	293	674	25
	395	270	231	82	554	1,532	31
Proportion of portfolio	0.2%	0.2%	0.1%	0.1%	0.3%	0.9%

2024
Stage 2	231	186	201	23	145	786	6
Stage 3	203	141	53	104	156	657	27
	434	327	254	127	301	1,443	33
Proportion of portfolio	0.3%	0.2%	0.2%	0.1%	0.2%	0.9%
1We base forbearance type on the first forbearance on the accounts.
The balances at 31 December 2025 and 31 December 2024 were:

	Interest-only[2]	Flexible	LTV >100%	Buy-to-Let
2025	£m	£m	£m	£m
Total	239	43	8	18
–Stage 2	103	17	1	8
–Stage 3	136	26	7	10

2024
Total	272	56	9	18
–Stage 2	115	19	2	8
–Stage 3	157	37	7	10
1Where a loan falls into more than one category, we have included it in all the categories that apply.
2Comprises full interest-only loans and part interest-only, part repayment loans.
The balances at 31 December 2025 and 31 December 2024 were:

		Other unsecured
	Business banking	Personal loans	Credit cards	Overdrafts	Total other unsecured	Total
2025	£m	£m	£m	£m	£m	£m
Total	6	1	70	26	97	103
–Stage 2	—	1	15	10	26	26
–Stage 3	6	—	55	16	71	77

2024
Total	3	2	57	22	81	84
–Stage 2	—	1	11	5	17	17
–Stage 3	3	1	46	17	64	67
We only make forbearance arrangements for lending to customers. The balances at 31 December 2025 and 31 December 2024, analysed by their staging and the forbearance we applied, were:

	2025	2024
	£m	£m
Stock[1]
–Term extension	103	102
–Interest-only	193	229
–Other payment rescheduling	381	373
	677	704
Of which:
–Stage 1	—	40
–Stage 2	218	228
–Stage 3	459	436
	677	704
Proportion of portfolio	2.5%	2.6%
1We base forbearance type on the first forbearance we applied. Tables only show accounts open at the period-end. Amounts are drawn balances and include off balance sheet balances.

Disclosure of Segments Exposure by Credit Rating	These tables show our credit risk exposure according to our internal rating scale (see the ‘Santander UK group level – credit risk review’ section) for each portfolio.
On this scale, the higher the rating, the better the quality of the counterparty.

	Santander UK risk grade
	9	8	7	6	5	4	3 to 1	Other	Total[1]
2025	£m	£m	£m	£m	£m	£m	£m	£m	£m
SME and mid corporate	—	449	903	3,364	4,172	3,069	1,604	36	13,597
Commercial Real Estate	—	—	802	2,589	2,360	411	134	—	6,296
Social Housing	120	2,032	5,581	—	—	—	—	—	7,733
	120	2,481	7,286	5,953	6,532	3,480	1,738	36	27,626
Of which:
–Stage 1	120	2,481	7,278	5,910	6,219	2,710	444	36	25,198
–Stage 2	—	—	8	43	313	770	645	—	1,779
–Stage 3	—	—	—	—	—	—	649	—	649

2024
SME and mid corporate	—	253	723	3,170	4,295	3,013	1,589	82	13,125
Commercial Real Estate	—	—	567	1,913	2,460	620	309	—	5,869
Social Housing	13	1,983	5,868	—	—	—	—	—	7,864
	13	2,236	7,158	5,083	6,755	3,633	1,898	82	26,858
Of which:
–Stage 1	13	2,236	7,115	4,991	6,159	2,597	382	82	23,575
–Stage 2	—	—	43	92	596	1,036	800	—	2,567
–Stage 3	—	—	—	—	—	—	716	—	716
1Credit risk exposures include derivatives exposures. For invoice finance the credit risk exposures represent the full facility limit present on the credit agreement papers, a total limit before consideration of underlying collaterals and application of prepayment caps for any given point.

Disclosure of Segments Exposure by Gross and Net Credit Exposure

	Gross exposure	Collateral	Net exposure
	Stage 3	Stage 3	Stage 3
2025	£m	£m	£m
SME and mid corporate	572	141	431
Commercial Real Estate	77	74	3
	649	215	434

2024
SME and mid corporate	639	209	430
Commercial Real Estate	77	71	6
	716	280	436